Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Sandstorm Gold Ltd.
Entity Central Index Key	0001434614
Document Type	40-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SAND
Security Exchange Name	NYSE
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	191,653,454
Entity File Number	001-35617
Entity Address, Address Line One	Suite 1400
Entity Address, Address Line Two	400 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3A6
City Area Code	604
Local Phone Number	628-1107
Document Registration Statement	false
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, British Columbia, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	590-9070